7. RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2015
KerenZhao
Relationship with the Company	Stockholder, Director of the Board of the Company
Wenyi Yu
Relationship with the Company	Chief Executive Officer, and Chairman of the Board of the Company
Scott Merchant
Relationship with the Company	Secretary of board of directors